NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTE PAYABLE

NOTE 5 – NOTE PAYABLE

During August 2017, Dragon Acquisitions, a related entity owned by William Delgado, and an individual lender entered into a promissory note agreement for $20,000 as well as $2,000 in interest to accrue through maturity on August 31, 2018, for a total of $22,000 due on August 31, 2018. The lender has extended the maturity date to December 31, 2022. Dragon Acquisitions assumed payment of a payable of the Company and the Company took on the note. The Company defaulted on the note at maturity in August 2018. The $20,000 note remained outstanding at June 30 ,2023 and December 31, 2022, and through the date of this report.

On December 22, 2017, the Company entered into a financing agreement with Parabellum, an accredited investor, for $1.2 million, which was then amended in 2020 and increased to $2,550,000. Under the terms of the agreement, the Company is to receive milestone payments based on the progress of the Company’s lawsuit (see Note 6) for damages against Grupo Rontan Metalurgica, S.A (the “Lawsuit”). Such milestone payments consist of (i) an initial purchase price payment of $300,000, which the Company received on December 22, 2017, (ii) $150,000 within 30 days of the Lawsuit surviving a motion to dismiss on the primary claims, (iii) $100,000 within 30 days of the close of all discovery in the Lawsuit and (iv) $650,000 within 30 days of the Lawsuit surviving a motion for summary judgment and challenges on the primary claims. As part of the agreement, the Company shall pay the investor an investment return of 100% of the litigation proceeds to recoup all money invested, plus 27.5% of the total litigation proceeds received by the Company. As June 30,2023, and December 31, 2022, and through the date of this report, the $2,550,000 note remains outstanding.

On December 23, 2017 (the “Effective Date”) the Company entered into a $485,000, 7% interest rate, demand promissory note with Vox Business Trust, LLC (“Vox”). The note was in settlement of the amounts accrued under a consulting agreement (see Note 6), consisting of $200,000 owed for retainer payments through December 2017, as well as $285,000 owed to Vox when the Resolution Progress Funding was met on December 22, 2017. As part of the agreement, Vox may not demand payment prior to the date of the Resolution Funding Date.

The Company shall make mandatory prepayment in the following amounts and at the following times –

●	$1,000 on the Effective Date.

●	$50,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion to dismiss.

●	$50,000 on the date on which discovery closes with respect to the lawsuit.

●	$100,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion for summary judgement on the claims.

Under the terms of the Vox note consulting agreement (see Note 6), any unpaid consulting fees subsequent to December 2017 causes a default on the note with unpaid consulting fees to be added to the principal of the note. As of June 30, 2023, and December 31, 2022. and through the date of this report, the principal balance totaling $861,500 and interest of $290,813 is outstanding. The note remains in default. However, Vox has voluntarily refrained from making demand prior to the resolution funding date.

On December 26, 2017 (the “Effective Date”), the Company entered into a $485,000, 7% interest rate, demand promissory note with RLT Consulting, Inc. The note was in settlement of the amounts accrued under a consulting agreement (see Note 6), consisting of $200,000 owed for retainer payments through December 2017, as well as $285,000 owed to RLT when resolution progress funding was met on December 22, 2017. As part of the agreement, RLT may not demand payment prior to the date of the resolution funding date. The Company also agreed to grant 5,000,000 shares within 90 days of the resolution progress funding date and 10,000,000 shares within 90 days of the resolution funding date. The 5,000,000 shares were issued on March 13, 2018. The Company shall make mandatory prepayment in the following amounts and at the following times –

●	$1,000 on the Effective Date.

●	$50,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion to dismiss.

●	$50,000 on the date on which discovery closes with respect to the lawsuit.

●	$100,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion for summary judgement on the claims.

Under the terms of the RLT note consulting agreement (see Note 6), any unpaid consulting fees subsequent to December 2017 causes a default on the note with unpaid consulting fees to be added to the principal of the note. as of June 30, 2023, and December 31, 2022, and through the date of this report the principal balance totaling $861,500 and interest of $ 305,589 is outstanding~~.~~

Through the date of this report, monthly consulting fees have not been repaid and were added to the principal balance of the note. The note remains in default. However, RLT has voluntarily refrained from making demand prior to the resolution funding date. RLT was granted a first priority security interest in the litigation proceeds and is pari passu to Parabellum and Vox. To that end, they share in the litigation in a priority position to proceed to repay the note.

During April 2018, the Company entered into a two-month $36,000 note payable with $31,000 in proceeds paid directly to a third-party vendor for expenses. The note did not bear interest and included a $5,000 original issue discount. During June 2018, the Company defaulted on the note. The lender has extended the maturity date to December 31, 2021. As of December 31,2022 and June 30, 2023, and through the date of this report, $11,000 remain outstanding.

During May 2018, the Company entered into an Investment Return Purchase Agreement with an accredited investor (the “Purchaser”) for proceeds of $200,000 (the “Investment Agreement”). Under the terms of the Investment Agreement, the Company agreed to pay the Purchaser the $200,000 proceeds plus a 10% return, or $20,000 (the “Investment Return”) within three (3) months from the date of the Investment Agreement. Such Investment Return shall be paid earlier if the Company secures funding totaling $500,000 within 90 days from the date of the Investment Agreement. The lender has extended the maturity date to December 31, 2021. In addition, the Company agreed to issue to the Purchaser 2,000,000 warrants to purchase common stock of the Company at an exercise price of $0.01 per share, exercisable for a period of three (3) years. As of June 30, 2023, and December 31, 2022, and through the date of this report, the $200,000 principal and $20,000 Investment Return remained outstanding. The note is past the maturity date and has not been repaid through the date the financial statements were issued.

On May 12, 2020, the Company obtained a Paycheck Protection Program (“PPP”) loan in the amount of $103,125 pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). Interest on the loan is at the rate of 1% per year, and all loan payments are deferred until December 12, 2020, at which time the balance is payable in $5,805 monthly installments through May 12, 2022, if not forgiven in accordance with the CARES Act and the terms of the promissory note executed by the Company in connection with the loan. The promissory note contains events of default and other provisions customary for a loan of this type. As required, the Company used the PPP loan proceeds for payroll, healthcare benefits, and utilities. The program provided that the use of PPP Loan amount shall be limited to certain qualifying expenses and may be partially or wholly forgiven in accordance with the requirements set forth in the CARES Act.

The Company has requested debt forgiveness from the SBA. As of June 30, 2023, and December 31, 2022, and through the date of this report the SBA has not responded to the request and NNVA has waived the monthly payment.

Convertible Notes Payable

During January 2015, the Company entered into a one-year $78,750 convertible note payable with LG Capital Funding (LG). The note bears interest at 8% per annum and is convertible at any time at the option of LG into shares of our common stock at a conversion price equal to a 40% discount of the lowest closing bid price for 20 prior trading days including the notice of conversion date. The embedded derivative liability associated with the conversion option of the note was bifurcated from the note and recorded at its fair value on the date of issuance and at each reporting date. The note requires the Company to reserve four times the potential number of shares of common stock issuable upon conversion, or 17,676,000 and 29,914,000 at December 31, 2022, and June,30,2023 respectively. The Company defaulted on the note in January 2016. Additionally, as a result of declines in the fair value of the Company’s common stock, from time to time the Company did not have sufficient authorized shares to maintain this required four times share reserve. Accordingly, the note holder had the right to accelerate the repayment of the note and unpaid interest. In addition, LG has the right to require that additional shares and/or monies be paid in connection with the defaults. During December 2017, in settlement of default, the Company and LG entered into a Convertible Note Redemption Agreement under which the Company was to repay $68,110, $39,921 in unpaid principal outstanding at December 31, 2017, and $28,189 in accrued interest, in five payments through April 2018. Through April 2018, the Company repaid $6,500 of principal under the Convertible Note Redemption Agreement. The Company defaulted on the Convertible Note Redemption Agreement in April 2018 and the $28,189 in accrued interest was converted to principal. As of June 30, 2023, and December 31, 2022 and through the date of this report, the principal balance totaling $48,610 and interest of $17,044 is outstanding.

During January 2015, the Company entered into a two-year convertible note payable for up to $250,000 with JMJ Financial (JMJ), of which $110,000 was funded between January and April 2015. The note was issued with an original issue discount of 10% of amounts funded, had a one-time 12% interest charge as it was not repaid within 90 days of the funding date, and is convertible at any time at the option of JMJ into shares of our common stock at the lesser of $0.075 per share or 60% of the average of the trading price in the 25 trading days prior to conversion. The embedded derivative liability associated with the conversion option of the note was bifurcated from the note and recorded at its fair value on the date of issuance and at each reporting date. The note requires the Company to reserve 26,650,000 shares of common stock. JMJ had the option to finance additional amounts up to the balance of the $250,000 during the term of the note. The Company defaulted on the note during January 2017. During December 2017, in settlement of default, the Company and JMJ entered into a Repayment Agreement under which the Company was to repay $84,514, $69,070 in unpaid principal outstanding at December 31, 2017, and $15,444 in accrued interest, in four payments through May 2018. Through May 2018, the Company repaid $25,000 of principal under the Repayment Agreement. The Company defaulted on the Repayment Agreement in May 2018 and the $15,444 in accrued interest was converted to principal. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $59,514 and interest of $10,564 is outstanding.

On April 7, 2020, the Company entered into a convertible promissory note arrangement with Auctus Fund, LLC in the principal amount of $197,000. The principal amount of the note with interest at 12% is due on February 7, 2021. The note is convertible into shares of The Company’s common stock. The conversion price shall equal the lessor of (i) Current Market price or (ii) Variable Market price as defined as Market Price less a 50% discount price. As of June 30, 2023 and December 31, 2022, and through the date of this report, the principal balance totaling $197,000 and interest of $76,830 is outstanding. The note is past the maturity date and has not been repaid through the date the financial statements were issued.

On February 25, 2021, the Company and Leonite Capital LLC entered into a securities purchase agreement for a prime rate plus 8% convertible note in the aggregate principal of $2,285,714. The note shall be paid in one or more tranches. The maturity for each tranche shall be twelve-month period from advance date. The holder has the right at any time to convert all or any part of the outstanding principal into shares of common stock of the Company. The conversion price shall be a fixed conversion price of $0.06, which upon a default event, shall be equal to the lesser of (i) the fixed conversion price; (ii) or 70% of the lowest intraday price during the 21 days preceding the conversion request.

On March 1, 2021, the Company received the first tranche of $1,000,000 from Leonite Capital. In connection with the note, the Company issued 20,000,000 warrants, exercisable at $0.10, with a 10-year term and contain full-ratchet anti-dilution protection provisions, with a fair value of $507,000. The Company also issued 4,000,000 shares of common stock as commitment shares to the noteholder, with a fair value of $204,000. The warrants and the commitment shares resulted in a debt discount of $1,000,000, which will be amortized using the effective interest method over the life of the convertible note, and the excess of $101,000 recognized as interest expense at issuance. The warrants were evaluated to be classified as a liability, as based on the various convertible notes outstanding with variable conversion rates it cannot be determined if there are sufficient authorized shares available during the contract period.

On June 14, 2022, Leonite Capital converted $204,080 of principal at a conversion price of $.01 for 20,408,015 shs of common stock. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $513,103 and $970,111 respectively is outstanding. On May 19, 2022, The Company and Leonite Capital agreed to an extension of the Note’s Maturity date to February 25, 2023. In consideration the Company agreed to an extension fee of 20% of the outstanding Balance. At May 19, 2022, the fixed conversion price was amended to $0.01 from $$0.06. The Second amendment extended the due date of the note to June 30, 2023, and included an extension fee of $35,000 and legal fees of $5,000.

On February 8, 2023, Leonite Capital converted $87,754 of principal, and $14,246 of interest and fees at a conversion price of $.01 for 10,000,000 shs of common stock.

On February 21, 2023, Leonite Capital converted $105,076 of principal, and $44,924 of interest and fees at a conversion price of $.01 for 15,000,000 shs of common stock.

On March 1, 2023, Leonite Capital converted $193,184 of principal, and interest $6,816 of $ principal and fees at a conversion price of $.01 for 20,000,000 shs of common stock.

On March 17, 2023, Leonite Capital converted $190,637 of principal, and interest and fees of $9,363 at a conversion price of $.01 for 20,000,000 shs of common stock.

On April 18, 2023, Leonite Capital converted $139,185 of principal, and interest and fees of $10,815 at a conversion price of $.01 for 15,000,000 shs of common stock.

On May 22, 2023, Leonite Capital converted $131,230 of principal, and interest and fees of $8,780 at a conversion price of $.01 for 14,000,000 shs of common stock.

On January 4, 2023, the Company and Leonite Capital, LLC. entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $41,667, due on January 4 2024. The note is convertible into shares of common stock of the Company. The conversion price shall be the lower of $0.01 or the lowest trade price on the date of the First Tranche. As of June 30, 2023, and through the date of this report the principal balance of $41,667 and interest of $1,667 is outstanding. Upon the advance of the First Tranche the Company shall issue warrants to purchase 5,000,000 shares of the Company common stock. The exercise price is $0.024 per share with a term of 120 Months.

On March 25, 2021, the Company and GS Capital Partners LLC entered into a securities purchase agreement for a prime rate plus 8% convertible note in the aggregate principal of $2,285,714. The note shall be paid in one or more tranches. The maturity for each tranche shall be twelve-month period from advance date. The holder has the right at any time to convert all or any part of the outstanding principal into shares of common stock of the Company. The conversion price shall be a fixed conversion price of $0.06, which upon a default event, shall be equal to the lesser of (i) the fixed conversion price; (ii) or 70% of the lowest intraday price during the 21 days preceding the conversion request.

On April 1, 2021, the Company received the first tranche of $1,142,857 from GS Capital, LLC. In connection with the note, the Company issued 20,000,000 warrants, exercisable at $0.10, with a 10-year term and contain full-ratchet anti-dilution protection provisions, with a fair value of $507,000. The Company also issued 4,000,000 shares of common stock as commitment shares to the noteholder, with a fair value of $204,000. The warrants and the commitment shares resulted in a debt discount of $1,000,000, which will be amortized using the effective interest method over the life of the convertible note, and the excess of $101,000 recognized as interest expense at issuance. The warrants were evaluated to be classified as a liability, as based on the various convertible notes outstanding with variable conversion rates it cannot be determined if there are sufficient authorized shares available during the contract period.

The Company received the second tranche as follows; May 24, 2021, $796,000, July 15, 2021, $90,000, and July 21, 2021, $208,500.

On April 21, 2022, GS Capital, LLC converted $31,229. of principal and interest at a conversion price of $.01 for 3,122,914 shares of common stock. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $1,858,157 and $2,141,632 respectively is outstanding. On May 17, 2022, the Company and GS Capital Partners, LLC entered into an agreement that the maturity date of all four tranches has been extended by nine months, and changed the fixed conversion price was amended to $0.01 from $$0.06.

On February 7, 2023, GS Capital Partners, LLC. converted $53,475, of principal and $13,886 of interest at a conversion price of $.01 for 6,736,045 shs of common stock.

On February 23, 2023, GS Capital Partners, LLC. converted $65,000, of principal and $17,278 of interest at a conversion price of $.01 for 8,277,753, shs of common stock.

On March 7, 2023, GS Capital Partners, LLC. converted $80,000, of principal and $21,633 of interest at a conversion price of $.01 for 10,163,288, shs of common stock.

On March 17, 2023, GS Capital Partners, LLC. converted $85,000, of principal and $23,311 of interest at a conversion price of $.01 for 10,831,096 shs of common stock.

On May 17, 2023, GS Capital Partners, LLC. converted $85,000, of principal and $25,300 of interest at a conversion price of $.01 for 11,029,973 shs of common stock.

On August 18, 2022, the Company and GS Capital Partners LLC entered into a securities purchase agreement for a 10% convertible note in the aggregate principal of $172,000. A lump- sum interest payment for twelve (12) months shall be immediately due on the Issue date and shall be added to the principal balance and payable on the maturity date August 18, 2023. Principal payments shall be made in nine (9) installments each in the amount of $21,022 commencing on the one hundred twentieth(120th) day following the Issue date The holder has the right at any time to convert all or any part of the outstanding principal into shares of common stock of the Company. The conversion price shall be equal to 70% of the lowest intraday price during the 20 days preceding the conversion request. The note was funded on August 18, 2022. As of June 30, 2023, and through the date of this report, the principal balance totaling $172,000 and interest of $15,050 is outstanding.

On June 7, 2021, the Company and Geneva Roth Remark Holdings, Inc., entered into a security purchase agreement (“SPA”) for an 8% promissory note in the aggregate principal of $251,625, with a maturity date of June 7, 2022. The note included an original issuance discount (“OID”) of $22,875, for a purchase price of $228,750. The interest was applied as a one-time interest charge upon the issuance date, in the amount of $20,130, recognized in accrued interest. The monthly payments will include the outstanding principal and accrued interest, in 10 monthly payments of $27,175, with the first payment on July 30, 2021. Upon an event of default, as set forth in the agreement, the holder shall have the right to convert the outstanding balance of the note into shares of common stock of the Company, with a conversion rate based on 75% of the lowest trading price of the common stock for the 5 trading days prior to the conversion date. In addition, upon default, the interest increases to 22%, and any outstanding principal and accrued interest shall be increased by 150%. The Company is required at have authorized and reserved four times the number of shares that is actually issuable upon full conversion of the note, which was initially 29,494,505 shares. While the note is still outstanding the Company shall not, without written consent of the holder, issue any variable convertible instruments with a convertible price that varies with the market price of the Company’s common stock, nor shall the Company without the holder’s written consent, sell, lease or otherwise dispose of any significant portion of its assets outside the ordinary course of business. In connection with the note, the Company issued 2,096,875 warrants, exercisable each at $03, with a 3-year term. The Note was paid off on March 25, 2022.

On December 10, 2021, the Company and Sixth Street Lending LLC, entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $128,750, due on December 10, 2022. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date. On June 7,2022, the convertible note, accrued interest, and redemption fee, for a total of $167,287 was paid off by the company.

On February 3, 2022, the Company and Sixth Street Lending LLC, entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $103,750.00, due on February 3, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date. As of June 30, 2023, and through the date of this report, the principal balance totaling $103,750 and interest of $13,544 is outstanding.

On March 25, 2022, the Company and Sixth Street Lending LLC, entered into a security purchase agreement for a 12% Convertible Note in the aggregate principal of $258,638.00 due on March 25, 2023. A one-time interest charge of 12% $31,036 shall be added to the principal amount due. The note is payable in 10-month installments of $28,967.45 beginning on May 15,2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 75% of the Market Price for the during the ten,10 trading days prior to the conversion date. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $256,219 and interest of $40,197 is outstanding.

On June 14, 2022, the Company and 1800 Diagonal Lending LLC, f/k/a Sixth Street Lending LLC entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $128,750, due on June 14, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling$162,685 and interest of $13,374 is outstanding.

On November 7, 2022, the Company and Gary Shover entered into a security purchase agreement for a 12% Convertible Note in the aggregate principal of $75,000 due on May 7, 2023. The note is convertible into shares of common stock of the Company at a fixed conversion price of $0.139 per share. The investor shall also receive warrants to purchase 500,000 common shares at $0.139 per share As of June 30,2023, and December 31, 2022, and through the date of this report, the principal balance totaling $75,000 and interest of $6,000 is outstanding.

On December 14, 2022, the Company and Ronal Minor entered into a security purchase agreement for a 12% Convertible Note in the aggregate principal of $25,000 due on June 14, 2023. The note is convertible into shares of common stock of the Company at a fixed conversion price of $0.139 per share. The investor shall also receive warrants to purchase 500,000 common shares at $0.139 per share As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $25,000 and interest of $1,500 is outstanding.

On February 6, 2023, the Company and Fourth Man, LLC entered into a Securities purchase agreement for 12% Convertible Note in the aggregate principal amount of $165,000 les an original issue discount of $16,500. The note will mature in 12 months from the issue date. The note is convertible into shares of common stock of the Company at a price of $0.01. The Company shall issue 8,250,000 warrants at an exercise price of $0.01 and an exercise period of five years from the issue date. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $165,000 and interest of $ 8,250 is outstanding.

On January 12, 2023, the Company and GS Capital Partners, LLC. entered into a Securities purchase agreement for 8% Convertible Note in the aggregate principal amount of $41,667 less an original issue discount of $4,167. The note will mature in 12 months from the issue date. The note is convertible into shares of common stock of the Company at a price of $0.01. The Company shall issue 5,000,000 warrants at an exercise price of $0.01 and an exercise period of ten years from the issue date. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $41,667 and interest of $ 1,667, is outstanding.

On January 12, 2023, the Company and GS Capital entered into a Securities purchase agreement for 8% Convertible Note in the aggregate principal amount of $41,667 less an original issue discount of $4,167. The note will mature in 12 months from the issue date. The note is convertible into shares of common stock of the Company at a price of $0.01. The Company shall issue 5,000,000 warrants at an exercise price of $0.01 and an exercise period of ten years from the issue date. As of June 30, 2023, and December 31, 2022, and through the date of this report, the principal balance totaling $37,000 and interest of $1,667, is outstanding.

NOTE 5 – NOTE PAYABLE

Convertible Note Payable

During January 2015, the Company entered into a one-year $78,750 convertible note payable with LG Capital Funding (LG). The note bears interest at 8% per annum and is convertible at any time at the option of LG into shares of our common stock at a conversion price equal to a 40% discount of the lowest closing bid price for 20 prior trading days including the notice of conversion date. The embedded derivative liability associated with the conversion option of the note was bifurcated from the note and recorded at its fair value on the date of issuance and at each reporting date. The note requires the Company to reserve four times the potential number of shares of common stock issuable upon conversion, or 35,015,467 and 33,408,936 at December 31, 2022 and 2021, respectively. The Company defaulted on the note in January 2016. Additionally, as a result of declines in the fair value of the Company’s common stock, from time to time the Company did not have sufficient authorized shares to maintain this required four times share reserve. Accordingly, the note holder had the right to accelerate the repayment of the note and unpaid interest. In addition, LG has the right to require that additional shares and/or monies be paid in connection with the defaults. During December 2017, in settlement of default, the Company and LG entered into a Convertible Note Redemption Agreement under which the Company was to repay $68,110, $39,921 in unpaid principal outstanding at December 31, 2017, and $28,189 in accrued interest, in five payments through April 2018. Through April 2018, the Company repaid $6,500 of principal under the Convertible Note Redemption Agreement. The Company defaulted on the Convertible Note Redemption Agreement in April 2018 and the $28,189 in accrued interest was converted to principal. As of December 31, 2022, and through the date of this report, the principal balance totaling $48,610 is outstanding and remains in default.

During January 2015, the Company entered into a two-year convertible note payable for up to $250,000 with JMJ Financial (JMJ), of which $110,000 was funded between January and April 2015. The note was issued with an original issue discount of 10% of amounts funded, had a one-time 12% interest charge as it was not repaid within 90 days of the funding date, and is convertible at any time at the option of JMJ into shares of our common stock at the lesser of $0.075 per share or 60% of the average of the trading price in the 25 trading days prior to conversion. The embedded derivative liability associated with the conversion option of the note was bifurcated from the note and recorded at its fair value on the date of issuance and at each reporting date. The note requires the Company to reserve 26,650,000 shares of common stock. JMJ had the option to finance additional amounts up to the balance of the $250,000 during the term of the note. The Company defaulted on the note during January 2017. During December 2017, in settlement of default, the Company and JMJ entered into a Repayment Agreement under which the Company was to repay $84,514, $69,070 in unpaid principal outstanding at December 31, 2017, and $15,444 in accrued interest, in four payments through May 2018. Through May 2018, the Company repaid $25,000 of principal under the Repayment Agreement. The Company defaulted on the Repayment Agreement in May 2018 and the $15,444 in accrued interest was converted to principal. As of December 31, 2022, and through the date of this report, the principal balance totaling $59,514 is outstanding and remains in default.

On April 7, 2020, the Company entered into a convertible promissory note arrangement with Actus Fund, LLC in the principal amount of $197,000. The principal amount of the note with interest at 12% is due on February 7, 2021. The note is convertible into shares of the Company’s common stock. The conversion price shall equal the lessor of (i) Current Market price or (ii) Variable Market price as defined as Market Price less a 50% discount price. As of December 31, 2022, and through the date of this report, the principal balance totaling $197,000 is outstanding.

On August 5, 2020, The Company and Adar Alef, LLC entered into a security purchase agreement in the aggregate principal  of $150,000. The notes shall contain a 5% OID such that the purchase price shall be $142,500. The note was paid off on May 12, 2021, by the CEO of the Company.

On February 25, 2021, the Company and Leonite Capital LLC entered into a securities purchase agreement for a prime rate plus 8% convertible note in the aggregate principal of $2,285,714. The note shall be paid in one or more tranches. The maturity for each tranche shall be twelve-month period from advance date. The holder has the right at any time to convert all or any part of the outstanding principal into shares of common stock of the Company. The conversion price shall be a fixed conversion price of $0.06, which upon a default event, shall be equal to the lesser of (i) the fixed conversion price; (ii) or 70% of the lowest intraday price during the 21 days preceding the conversion request.

On March 1, 2021, the Company received the first tranche of $1,000,000 from Leonite Capital. In connection with the note, the Company issued 20,000,000 warrants, exercisable at $0.10, with a 10-year term and contain full-ratchet anti-dilution protection provisions, with a fair value of $507,000. The Company also issued 4,000,000 shares of common stock as commitment shares to the noteholder, with a fair value of $204,000. The warrants and the commitment shares resulted in a debt discount of $1,000,000, which will be amortized using the effective interest method over the life of the convertible note, and the excess of $101,000 recognized as interest expense at issuance. The warrants were evaluated to be classified as a liability, as based on the various convertible notes outstanding with variable conversion rates it cannot be determined if there are sufficient authorized shares available during the contract period. As of December 31, 2022, and through the date of this report, the principal balance totaling $970,111 is outstanding.

On March 25, 2021, the Company and GS Capital Partners LLC entered into a securities purchase agreement for a prime rate plus 8% convertible note in the aggregate principal of $2,285,714. The note shall be paid in one or more tranches. The maturity for each tranche shall be twelve-month period from advance date. The holder has the right at any time to convert all or any part of the outstanding principal into shares of common stock of the Company. The conversion price shall be a fixed conversion price of $0.06, which upon a default event, shall be equal to the lesser of (i) the fixed conversion price; (ii) or 70% of the lowest intraday price during the 21 days preceding the conversion request.

On April 1, 2021, the Company received the first tranche of $1,142,857 from GS Capital, LLC. In connection with the note, the Company issued 20,000,000 warrants, exercisable at $0.10, with a 10-year term and contain full-ratchet anti-dilution protection provisions, with a fair value of $507,000. The Company also issued 4,000,000 shares of common stock as commitment shares to the noteholder, with a fair value of $204,000. The warrants and the commitment shares resulted in a debt discount of $1,000,000, which will be amortized using the effective interest method over the life of the convertible note, and the excess of $101,000 recognized as interest expense at issuance. The warrants were evaluated to be classified as a liability, as based on the various convertible notes outstanding with variable conversion rates it cannot be determined if there are sufficient authorized shares available during the contract period.

The Company received the second tranche as follows; May 24, 2021, $796,000, July 15, 2021, $90,000, and July 21, 2021, $208,500. As of December 31, 2022, and through the date of this report, the principal balance totaling $2,141,632 is outstanding.

On June 7, 2021, the Company and Geneva Roth Remark Holdings, Inc., entered into a security purchase agreement (“SPA”) for an 8% promissory note in the aggregate principal of $251,625, with a maturity date of June 7, 2022. The note included a original issuance discount (“OID”) of $22,875, for a purchase price of $228,750. The interest was applied as a one- time interest charge upon the issuance date, in the amount of $20,130, recognized in accrued interest. The monthly payments will include the outstanding principal and accrued interest, in 10 monthly payments of $27,175, with the first payment on July 30, 2021. Upon an event of default, as set forth in the agreement, the holder shall have the right to convert the outstanding balance of the note into shares of common stock of the Company, with a conversion rate based on 75% of the lowest trading price of the common stock for the 5 trading days prior to the conversion date. In addition, upon default, the interest increases to 22%, and any outstanding principal and accrued interest shall be increased by 150%. The Company is required at have authorized and reserved four times the number of shares that is actually issuable upon full conversion of the note, which was initially 29,494,505 shares. While the note is still outstanding the Company shall not, without written consent of the holder, issue any variable convertible instruments with a convertible price that varies with the market price of the Company’s common stock, nor shall the Company without the holder’s written consent, sell, lease or otherwise dispose of any significant portion of its assets outside the ordinary course of business.  In connection with the note, the Company issued 2,096,875 warrants, exercisable each at $03, with a 3-year term. The note was paid off by The Company on April 4, 2022.

On February 3, 2022, the Company and Sixth Street Lending LLC entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $103,750. is due on February 3, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the average of the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date. As of December 31, 2022, and through the date of this report, the principal balance totaling $131,096 is outstanding.

On March 25, 2022, the Company and Sixth Street Lending LLC entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $258,638 is due on March 25, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 75% of the Market Price for the average of the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date. As of December 31, 2022, and through the date of this report, the principal balance totaling $256,218 is outstanding.

On June 14, 2022, the Company and Diagonal Leasing entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $128,750 is due on June 14, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the average of the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date. As of December 31, 2022, and through the date of this report, the principal balance totaling $162,685 is outstanding.

On August 18, 2022, the Company and GS Capital Partners, LLC. entered into a security purchase agreement for a 10% Convertible Note in the aggregate principal of $172,000, is due on August 18, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to 70% of the lowest trading price of the Company’s Common Stock for the 20 trading dates immediately preceding the delivery of a notice of conversion. As of December 31, 2022, and through the date of this report, the principal balance totaling $172,000 is outstanding.

On November 7, 2022, the Company and Gary Shover, entered into a security purchase agreement for a 12% Convertible Note in the aggregate principal of $75,000, is due on May 7, 2023. The note is convertible into shares of common stock of the Company at a fixed Conversion rate of $0.139 per share. The investor shall also receive warrants to purchase 500,000 common shares at $.0139 per share. As of December 31, 2022, and through the date of this report, the principal balance totaling $75,000 is outstanding.

On December 14, 2022, the Company and Ronal Minor entered into a security purchase agreement for a 12% Convertible Note in the aggregate principal of $25,000, is due on June 14, 2023. The note is convertible into shares of common stock of the Company at a fixed Conversion rate of $0.139 per share. The investor shall also receive warrants to purchase 500,000 common shares at $.0139 per share. As of December 31, 2022, and through the date of this report, the principal balance totaling $25,000 is outstanding.

On August 17, 2020, the Company and Harbor Gates entered into a security purchase agreement for a 10% Convertible  Promissory Note in the aggregate principal of $165,000 due on May 17, 2021. The note is convertible into shares of common stock of the Company. The note can be converted (180) days following the date of the note. The conversion price is equal to the Variable Conversion price which is defined as 60% of the Market Price for the lowest two trading dates during a fifteen-day trading period ending on the latest complete. outstanding. The note was paid off on May 28, 2021, by the Company.

On May 20, 2020, the Company and GS Capital Partners, LLC entered into a 10% Convertible Note in the aggregate principal of $165,000 due on February 20, 2021. The note can be converted into shares of common stock of the Company. at any time after the issue date. The note was paid off by the Company in the first and second quarters of 2021.

On April 6, 2020, the Company and Power Up Lending Group entered into a security purchase agreement for a 10% Convertible Promissory Note in the aggregate principal of $53,000 due on April 6, 2021. The note is convertible into shares of common stock of the Company. The note can be converted (180) days following the date of the note. The conversion price is equal to the Variable Conversion price which is defined as 61% of the Market Price for the average of the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the conversion date. The note was paid off by the CEO of the Company see Note 9.

On May 10, 2019, the Company and GHS Investments LLC entered into a security agreement for a 10% Convertible Note in the aggregate principal of $335,000 due on February 10, 2020. The note carries original issue discount or $35,000. The note is convertible into shares of common stock of the Company. The “Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein), representing a discount rate of 40%. “Market Price” means the lowest Traded Price for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. The Company is required to maintain a common share reserve of not less than three times the number of shares that is actually issuable upon full conversion of the note. The purchaser will also receive warrants to purchase 5,000,000 shares of GDSI common stock at $.01/share. Warrants will have a three-year term to exercise. The Convertible Note is personally guaranteed by William Delgado, CEO.

On June 11, 2021, interest on the note in the amount of $115,200.00 was converted into 8,000,000 shares of the Company’s common stock. The outstanding balance of $761,005, as of October 21, 2021, was converted into 25,500,000 shares of the Company’s common stock. The lender also received the 23,000,000 warrants. The Company recognized a gain of $844,797.00 on the conversions of June 11, 2021, and October 21, 2021. The fair value of the 25,500,000 shares issued was approximately $729,300.00

Notes Payable

During August 2017, Dragon Acquisitions, a related entity owned by William Delgado, and an individual lender entered into a Promissory Note agreement for $20,000 as well as $2,000 in interest to accrue through maturity on August 31, 2018 for a total of $22,000 due on August 31, 2018. Dragon Acquisition assumed payment of a payable of the Company and the Company took on the note. The Company defaulted on the note at maturity in August 2018. The $20,000 note remained outstanding at December 31, 2022 through the date of this report.

On December 22, 2017, the Company entered into a financing agreement with Parabellum, an accredited investor, for $1.2 million, amended in 2019 and increased to $1,850,000. Under the terms of the agreement, the Company is to receive milestone payments based on the progress of the Company’s lawsuit (Note 6) for damages against Grupo Rontan Metalurgica, S.A (the “Lawsuit”). Such milestone payments consist of (i) an initial purchase price payment of $300,000, which the Company received on December 22, 2017, (ii) $150,000 within 30 days of the Lawsuit surviving a motion to dismiss on the primary claims, (iii) $100,000 within 30 days of the close of all discovery in the Lawsuit and (iv) $650,000 within 30 days of the Lawsuit surviving a motion for summary judgment and challenges on the primary claims. As part of the agreement, the Company shall pay the investor an investment return of 100% of the litigation proceeds to recoup all money invested, plus 27.5% of the total litigation proceeds received by the Company. $300,000 was received by the Company in December 2017. As of December 31, 2022, and through the date of this report, the $2,550,000 note remains outstanding.

On December 23, 2017 (the “effective date”), the Company entered into a $485,000, 7% interest rate, demand promissory note with Vox Business Trust, LLC (Vox). The note was in settlement of the amounts accrued under a consulting agreement (Note 6), consisting of $200,000 owed for retainer payments through December 2017, as well as $285,000 owed to Vox when the Resolution Progress Funding was met on December 22, 2017. As part of the agreement, Vox may not demand payment prior to the date of the Resolution Funding Date. The Company also agreed to grant 5,000,000 shares within 90 days of the Resolution Progress Funding Date and 10,000,000 shares within 90 days of the Resolution Funding Date. The 5,000,000 shares were issued on March 13, 2018. The Company shall make mandatory prepayment in the following amounts and at the following times –

●	$1,000 on the effective date.

●	$50,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion to dismiss.

●	$50,000 on the date on which discovery closes with respect to the lawsuit.

●	$100,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion for summary judgement on the claims.

Under the terms of the Vox note consulting agreement (Note 6), any unpaid consulting fees subsequent to December 2017 causes a default on the note with unpaid consulting fees to be added to the principal of the note. During the years ended December 31, 2022, and 2021, consulting fees totaling $120,000 were added to the note principal and are included in the note balance. The note had a balance of $861,500 and $926,500 as of December 31, 2022, and 2021, respectively. Through the date of this report, monthly consulting fees have not been repaid and continue to be added to the principal balance of the note. The note remains in default.

On December 26, 2017 (the “effective date”), the Company entered into a $485,000, 7% interest rate, demand promissory note with RLT Consulting, Inc. (RLT), a related party. The note was in settlement of the amounts accrued under a consulting agreement (Note 6), consisting of $200,000 owed for retainer payments through December 2017, as well as $285,000 owed to RLT when the Resolution Progress Funding was met on December 22, 2017. As part of the agreement, RLT may not demand payment prior to the date of the Resolution Funding Date. The Company also agreed to grant 5,000,000 shares within 90 days of the Resolution Progress Funding Date and 10,000,000 shares within 90 days of the Resolution Funding Date. The 5,000,000 shares were issued on March 13, 2018. The Company shall make mandatory prepayment in the following amounts and at the following times –

●	$1,000 on the effective date.

●	$50,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion to dismiss.

●	$50,000 on the date on which discovery closes with respect to the lawsuit.

●	$100,000 on the date on which the judge presiding over the lawsuit issues a ruling or decision in which the lawsuit survives a motion for summary judgement on the claims.

Under the terms of the RLT note consulting agreement (Note 6), any unpaid consulting fees subsequent to December 2017 causes a default on the note with unpaid consulting fees to be added to the principal of the note. During the year ended December 31, 2022, and 2021, consulting fees totaling $120,000 were added to the note principal and are included in the note balance. The note had a balance of $861,500 and $919,500 as of December 31, 2022, and 2021, respectively. Through the date of this report, monthly consulting fees have not been repaid and continue to be added to the principal balance of the note. The note remains in default. RLT was granted a first priority security interest in the Litigation Proceeds and is pari passu to Parabellum and Vox. To that end, they share in the litigation in a priority position to proceed to repay the note.

During April 2018, the Company entered into a two-month $36,000 note payable with $31,000 in proceeds paid directly to a third-party vendor for expenses. The note did not bear interest and included a $5,000 original issue discount. During June 2018, the Company defaulted on the note. As of December 31, 2022, and through the date of this report, the $11,000 note remained outstanding.

During May 2018, the Company entered into an Investment Return Purchase Agreement with an accredited investor (the “Purchaser”) for proceeds of $200,000 (the “Investment Agreement”). Under the terms of the Investment Agreement, the Company agreed to pay the Purchaser the $200,000 proceeds plus a 10% return, or $20,000 (the “Investment Return”) within three (3) months from the date of the Investment Agreement. Such Investment Return shall be paid earlier if the Company secures funding totaling $500,000 within 90 days from the date of the Investment Agreement. In addition, the Company agreed to issue to the Purchaser 2,000,000 warrants to purchase common stock of the Company at an exercise price of $0.01 per share, exercisable for a period of three years and expired May 2021. The warrants were valued using the Black Scholes Merton model, resulting in a fair value of $13,000 which were recorded as a discount on the note. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.007 at issuance date; a risk-free interest rate of 2.75% and estimated volatility of the Company’s common stock of 220%. As of December 31, 2022, and through the date of this report, the $200,000 principal and $20,000 Investment Return remained outstanding and is in default.

During June 2018, the Company entered in to a one-year $300,000 non-convertible note with an accredited investor with $150,000 original issue discount (“OID”) for net proceeds of $150,000. As part of the note agreement, the Company also agreed to issue the investor 5,000,000 warrants at an exercise price of $0.01, exercisable for a period of three (3) years. The warrants were valued using the Black Scholes Merton model, resulting in a fair value of $35,000 of which $28,378 was recorded as a discount on the note. The key valuation assumptions used consist, in part, of the price of the Company’s common stock of $0.008 at issuance date; a risk-free interest rate of 2.62% and estimated volatility of the Company’s common stock of 218%. At December 31, 2019, the $300,000 note remained outstanding. The Company defaulted on the note at maturity in June 2019 and the note remained outstanding through the date of this report. The note contains a default interest rate of 10% plus a 5% penalty of the outstanding balance of the note. The note holder has voluntarily refrained from making demand for repayment under the default provisions of the note, which would require the Company to pay the holder 130% of the outstanding principal and interest accrued at the default rate. The Company paid off the note on March 10, 2021.

The June 2018 note bears a personal guarantee by William Delgado, the Chief Executive Officer of the Company. As further security for the note, Mr. Delgado has also pledged the 1,000,000 Convertible Preferred Shares of the Company that he owns, as well as 5,000,000 common shares of SHMP, another public company in which Mr. Delgado is a director and Chief Financial Officer.

On May 12, 2020, the Company and BBVA USA entered into a 1% SBA PPP, Promissory Note, in the aggregate principal of $103,125. The note is payable in monthly payments of $5,805 beginning on December 12, 2020, ending on May 12, 2022. The Company has requested debt forgiveness from the SBA. As of December 31, 2022, and through the date of this report the SBA has not responded to the request and BBVA has waived the monthly payments.